FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:   March 31, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Stephen Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 891-2100
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               5/15/07
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-4341
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:         1*
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Form 13F Information Table Entry Total:   16
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Form 13F Information Table Value Total:   $ 1,855,378 (thousands)
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List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   1*
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          Form 13F File Number:  28-4341
--------------------------------------------------------------------------------

          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------




*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                                STEPHEN FEINBERG
                                    FORM 13F
                                 March 31, 2007


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    Column 1                     Column 2         Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AERCAP HOLDINGS NV            SHS                N00985106   $1,420,944  48,812,913  SH        SOLE      N/A     48,812,913
ALLIANCE IMAGING INC          COM NEW            018606202   $    1,998     228,914  SH        SOLE      N/A        228,914
BIOSPHERE MEDICAL INC         COM                09066V103   $   11,461   1,559,268  SH        SOLE      N/A      1,559,268
BLUELINX HLDGS INC            COM                09624H109   $  186,249  18,100,000  SH        SOLE      N/A     18,100,000
CONSECO INC                   COM NEW            208464883   $   36,208   2,092,953  SH        SOLE      N/A      2,092,953
CONSECO INC                   * W EXP 09/10/200  208464123   $       49     108,891  SH        SOLE      N/A        108,891
DOWNEY FINL CORP              COM                261018105   $    4,056      62,840  SH        SOLE      N/A         62,840
GRAPHIC PACKAGING CORP DEL    COM                388688103   $    3,772     795,850  SH        SOLE      N/A        795,850
K & F INDS HLDGS INC          COM                482241106   $    7,423     275,659  SH        SOLE      N/A        275,659
MOLECULAR INSIGHT PHARM INC   COM                60852M104   $   44,416   3,738,743  SH        SOLE      N/A      3,738,743
MUELLER WTR PRODS INC         COM SER B          624758207   $   24,973   1,865,066  SH        SOLE      N/A      1,865,066
OWENS CORNING NEW             CALL               690742901   $      -       550,830  SH        SOLE      N/A        550,830
SEATTLE GENETICS INC          COM                812578102   $      676      82,500  SH        SOLE      N/A         82,500
SEPRACOR INC                  COM                817315104   $   83,934   1,800,000  SH        SOLE      N/A      1,800,000
TRW AUTOMOTIVE HLDGS CORP     COM                87264S106   $   16,410     471,294  SH        SOLE      N/A        471,294
WALTER INDS INC               COM                93317Q105   $   12,808     517,500  SH        SOLE      N/A        517,500